Provisions - Summary of provision (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Disclosure of other provisions [line items]
Provisions made	$ 18,456	$ 14,914
Severance And Other Expenses [Member]
Disclosure of other provisions [line items]
Provisions made	1,963
Research and Development Expense [Member]
Disclosure of other provisions [line items]
Provisions made	1,384
Selling and Marketing Expense [Member]
Disclosure of other provisions [line items]
Provisions made	220
General and Administrative Expense [Member]
Disclosure of other provisions [line items]
Provisions made	$ 359